Parnassus Value Select ETF

Portfolio of Investments as of March 31, 2025 (unaudited)

Equities	Shares	Market Value ($)

Banks (3.9%)

Bank of America Corp.	5,450	227,428

Capital Markets (8.3%)

S&P Global Inc.	550	279,455

The Charles Schwab Corp.	2,650	207,442

		486,897

Diversified Financial Services (4.5%)

Visa Inc., Class A	750	262,845

Diversified Telecommunication Services (5.2%)

Verizon Communications Inc.	6,650	301,644

Equity Real Estate Investment Trusts (4.1%)

CBRE Group Inc., Class Aq	1,825	238,674

Food & Staples Retailing (3.5%)

Sysco Corp.	2,700	202,608

Health Care Equipment & Supplies (4.1%)

Baxter International Inc.	6,950	237,899

Health Care Providers & Services (4.5%)

UnitedHealth Group Inc.	500	261,875

Hotels, Restaurants & Leisure (3.2%)

Airbnb Inc., Class Aq	1,575	188,149

Household Durables (3.4%)

D.R. Horton Inc.	1,575	200,230

Independent Power & Renewable Electricity Producers (3.8%)

Brookfield Renewable Corp.	8,000	223,360

Interactive Media & Services (2.6%)

Alphabet Inc., Class A	975	150,774

Life Sciences Tools & Services (5.9%)

Agilent Technologies Inc.	1,525	178,394

Bio-Rad Laboratories Inc., Class Aq	675	164,403

		342,797
Machinery (7.3%)

Cummins Inc.	575	180,228

Deere & Co.	525	246,409

		426,637

Media (3.0%)

Comcast Corp., Class A	4,725	174,353

Multiline Retail (3.2%)

Amazon.com Inc.[q]	975	185,503

Pharmaceuticals (9.1%)

AstraZeneca plc, ADR	3,475	255,412

Pfizer Inc.	11,000	278,740

		534,152

Road & Rail (3.7%)

Union Pacific Corp.	925	218,522

Semiconductors & Semiconductor Equipment (9.0%)

Applied Materials Inc.	1,100	159,632

Micron Technology Inc.	2,050	178,125

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,125	186,750

		524,507

Software (6.9%)

Microsoft Corp.	575	215,849

NICE Ltd., ADR[q]	1,200	185,004

		400,853

Total investment in equities (99.2%)

(cost $6,097,250)		5,789,707

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Time Deposits (0.8%)
Citibank, New York	3.68%	04/01/2025	47,812	47,812

Total short-term securities (0.8%)
(cost $47,812)				47,812

Total securities (100.0%)
(cost $6,145,062)				5,837,519

Other assets and liabilities (0.0%)				(96)

Total net assets (100.0%)				5,837,423

q	This security is non-income producing.

plc	Public Limited Company

ADR	American Depositary Receipt